Business Combination - Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 01, 2020 CNY (¥)	Nov. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Apr. 26, 2019 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 472,883	$ 72,472			¥ 466,320
PRC Subsidiary
Business Acquisition [Line Items]
Purchase consideration						¥ 2,772,317
Cash and cash equivalents						892,009
Restricted cash						14,771
Other current assets						304,495
Property and equipment, net						1,591,412
Customer relationships						372,025
Operating lease right-of-use assets						392,286
Other non-current assets						113,038
Other current liabilities						(670,648)
Deferred tax liabilities						(116,019)
Other non-current liabilities						(587,372)
Goodwill						¥ 466,320
Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Purchase consideration			¥ 39,612	$ 6,071
Settlement of accounts payable due to Huizhi			(174,695)	(26,773)
Purchase consideration			(135,083)	(20,702)
Cash and cash equivalents			16,008	2,453
Other current assets			24,085	3,691
Property and equipment, net			641	98
Other non-current assets			1,022	157
Current liabilities			(183,402)	(28,108)
Goodwill			¥ 6,563	$ 1,007